UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
July 31, 2009 (Unaudited)	Columbia Core Bond Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 30.3%
Federal Home Loan Mortgage Corp.
	5.500% 01/01/37	85,547,828	88,743,798
	5.602% 08/01/37(a)	9,162,024	9,626,147
	5.704% 06/01/37(a)	8,276,116	8,708,023
	5.714% 06/01/36(a)	11,066,416	11,634,581
	7.000% 12/01/10	11,121	11,555
	7.000% 12/01/14	32,505	34,860
	7.000% 11/01/25	4,031	4,472
	7.000% 03/01/27	3,236	3,548
	7.000% 10/01/31	28,822	31,380
	7.500% 09/01/25	1,741	1,941
	7.500% 10/01/29	86,831	96,940
	8.000% 06/01/26	2,158	2,442
	9.500% 04/01/11	133	142
	9.500% 09/01/16	827	920
	10.000% 05/01/11	1,777	1,864
Federal National Mortgage Association
	4.000% 03/01/39	12,741,636	12,510,169
	4.500% 02/01/39	23,665,889	23,835,272
	4.838% 04/01/38(a)	8,360,785	8,664,003
	4.897% 04/01/38(a)	8,842,130	9,169,327
	5.000% 03/01/37	27,320,766	28,002,959
	5.000% 03/01/38	10,342,697	10,595,522
	5.199% 08/01/36(a)	118,388	120,426
	5.240% 09/01/12	2,324,340	2,466,147
	5.500% 02/01/37	7,195,174	7,463,978
	5.636% 10/01/37(a)	7,637,708	8,025,809
	5.764% 09/01/37(a)	7,331,473	7,694,600
	6.000% 11/01/38	110,004,748	115,592,590
	6.500% 09/01/36	6,728,792	7,208,761
	6.500% 09/01/37	14,562,329	15,594,243
	6.500% 10/01/37	1,163,695	1,246,156
	6.500% 03/01/38	7,281,746	7,797,745
	7.000% 06/01/32	12,551	13,782
	7.500% 10/01/15	21,600	23,483
	7.500% 01/01/30	12,102	13,464
	7.500% 03/01/30	19,036	21,180
	7.785% 02/01/19	1,716,684	1,883,813
	8.000% 12/01/09	1	1
	8.000% 12/01/29	243,810	275,683
	8.000% 02/01/30	18,205	20,591

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 03/01/30	59,417	67,206
	8.000% 04/01/30	32,415	36,664
	8.000% 05/01/30	5,151	5,826
	8.500% 08/01/17	1,109	1,209
	10.000% 10/01/20	67,201	73,892
	10.000% 12/01/20	146,598	163,755
Government National Mortgage Association
	4.500% 07/15/39	25,447,371	25,681,066
	4.625% 07/20/21(a)	43,980	45,086
	4.625% 07/20/22(a)	52,577	53,816
	5.000% 04/20/39	57,373,150	59,004,264
	5.375% 04/20/22(a)	220,386	226,735
	7.000% 05/15/12	23,987	25,601
	7.000% 09/15/13	27,446	29,370
	7.000% 11/15/22	51,054	55,911
	7.000% 10/15/23	24,547	26,843
	7.000% 06/15/26	163,784	179,650
	7.000% 10/15/27	18,325	20,113
	7.000% 05/15/28	28,249	31,021
	7.000% 06/15/28	6,917	7,595
	7.000% 12/15/28	37,412	41,084
	7.000% 08/15/29	20,328	22,361
	7.000% 02/15/30	4,479	4,929
	7.000% 05/15/32	147,463	161,224
	7.500% 04/15/26	111,278	124,228
	7.500% 02/15/27	13,763	15,373
	7.500% 09/15/29	425,090	475,171
	7.500% 03/15/30	81,110	90,691
	8.000% 06/15/25	3,676	4,157
	8.000% 10/15/25	17,489	19,777
	8.000% 01/15/26	11,597	13,126
	8.000% 02/15/26	2,215	2,507
	8.000% 05/15/26	2,129	2,410
	8.000% 06/15/26	10,588	11,975
	8.000% 03/15/27	18,284	20,689
	9.000% 11/15/17	37,832	41,224
	9.500% 08/15/20	1,815	2,043
	9.500% 12/15/20	1,232	1,387
	10.000% 05/15/16	2,703	2,952
	10.000% 07/15/17	14,397	15,974

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 08/15/17	3,779	4,193
	11.500% 06/15/13	15,457	17,145

	Total Mortgage-Backed Securities (cost of $463,853,268)		473,972,560
Corporate Fixed-Income Bonds & Notes — 24.0%
BASIC MATERIALS — 0.8%
Chemicals — 0.3%
Dow Chemical Co.
	5.700% 05/15/18	2,485,000	2,298,496
	8.550% 05/15/19	1,250,000	1,371,369
Lubrizol Corp.
	6.500% 10/01/34	1,000,000	906,213
Chemicals Total			4,576,078
Iron/Steel — 0.5%
ArcelorMittal
	9.850% 06/01/19	3,835,000	4,438,015
Nucor Corp.
	5.000% 06/01/13	2,000,000	2,125,996
	5.850% 06/01/18	1,560,000	1,676,565
Iron/Steel Total			8,240,576
BASIC MATERIALS TOTAL			12,816,654
COMMUNICATIONS — 3.0%
Media — 1.7%
Comcast Corp.
	5.700% 05/15/18	1,680,000	1,787,016
	6.550% 07/01/39	5,580,000	6,071,319
	6.950% 08/15/37	3,560,000	4,043,626
News America, Inc.
	6.400% 12/15/35	1,920,000	1,914,954
	6.550% 03/15/33	575,000	583,707
Time Warner Cable, Inc.
	7.300% 07/01/38	2,630,000	3,017,288
Time Warner, Inc.
	6.500% 11/15/36	3,505,000	3,518,845
	6.875% 05/01/12	2,815,000	3,072,581
Viacom, Inc.
	5.750% 04/30/11	1,635,000	1,708,183
	6.875% 04/30/36	250,000	262,830
Media Total			25,980,349
Telecommunication Services — 1.3%
AT&T, Inc.
	5.625% 06/15/16	2,275,000	2,431,288

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (CONTINUED)
Telecommunication Services — (continued)
	6.550% 02/15/39	2,535,000	2,814,509
BellSouth Corp.
	5.200% 09/15/14	765,000	815,798
British Telecommunications PLC
	5.150% 01/15/13	565,000	581,865
Telefonica Emisiones SAU
	6.221% 07/03/17	1,325,000	1,470,566
	6.421% 06/20/16	2,500,000	2,804,505
Verizon Wireless Capital LLC
	5.550% 02/01/14(b)	6,010,000	6,536,151
	8.500% 11/15/18(b)	2,450,000	3,111,265
Telecommunication Services Total			20,565,947
COMMUNICATIONS TOTAL			46,546,296
CONSUMER CYCLICAL — 1.1%
Airlines — 0.1%
Continental Airlines, Inc.
	7.461% 04/01/15	665,228	578,748
Airlines Total			578,748
Home Builders — 0.0%
D.R. Horton, Inc.
	5.625% 09/15/14	365,000	324,850
Home Builders Total			324,850
Retail — 1.0%
Best Buy Co., Inc.
	6.750% 07/15/13	2,745,000	2,875,009
CVS Pass-Through Trust
	5.298% 01/11/27(b)	757,180	654,256
	6.036% 12/10/28	2,807,413	2,597,980
	8.353% 07/10/31(b)	4,605,000	4,757,103
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	455,000	446,240
McDonald’s Corp.
	5.000% 02/01/19	510,000	531,517
	5.700% 02/01/39	1,900,000	1,941,116

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (CONTINUED)
Retail — (continued)
Starbucks Corp.
	6.250% 08/15/17	2,050,000	2,088,755
Retail Total			15,891,976
CONSUMER CYCLICAL TOTAL			16,795,574
CONSUMER NON-CYCLICAL — 2.2%
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19(b)(c)	810,000	946,077
	8.000% 11/15/39(b)	2,705,000	3,335,817
	8.200% 01/15/39(b)	930,000	1,169,726
SABMiller PLC
	6.200% 07/01/11(b)	2,755,000	2,925,882
Beverages Total			8,377,502
Food — 0.5%
Campbell Soup Co.
	4.500% 02/15/19	2,470,000	2,489,014
ConAgra Foods, Inc.
	7.000% 10/01/28	3,160,000	3,389,072
Kraft Foods, Inc.
	6.500% 08/11/17	1,405,000	1,561,393
Food Total			7,439,479
Healthcare Services — 0.4%
Roche Holdings, Inc.
	6.000% 03/01/19(b)	4,230,000	4,691,108
WellPoint, Inc.
	7.000% 02/15/19	1,700,000	1,815,607
Healthcare Services Total			6,506,715
Household Products/Wares — 0.3%
Clorox Co.
	5.950% 10/15/17	900,000	956,832
Fortune Brands, Inc.
	5.125% 01/15/11	3,815,000	3,880,046
Household Products/Wares Total			4,836,878
Pharmaceuticals — 0.5%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	3,640,000	3,834,354

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (CONTINUED)
Pharmaceuticals — (continued)
Wyeth
	5.500% 02/15/16	3,680,000	3,902,725
Pharmaceuticals Total			7,737,079
CONSUMER NON-CYCLICAL TOTAL			34,897,653
ENERGY — 3.7%
Oil & Gas — 1.7%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,445,000	1,574,140
Devon Energy Corp.
	6.300% 01/15/19	1,230,000	1,349,160
Gazprom International SA
	7.201% 02/01/20	176,498	173,851
Hess Corp.
	7.300% 08/15/31	1,980,000	2,171,468
Marathon Oil Corp.
	6.000% 07/01/12	3,065,000	3,257,111
	7.500% 02/15/19	1,160,000	1,339,561
Nexen, Inc.
	5.875% 03/10/35	1,995,000	1,781,738
	7.500% 07/30/39	1,500,000	1,609,747
Qatar Petroleum
	5.579% 05/30/11(b)	1,242,378	1,274,462
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	2,130,000	2,143,760
Talisman Energy, Inc.
	5.850% 02/01/37(c)	855,000	757,630
	7.750% 06/01/19	4,595,000	5,374,441
Valero Energy Corp.
	6.625% 06/15/37	1,500,000	1,333,037
	6.875% 04/15/12	1,807,000	1,943,916
Oil & Gas Total			26,084,022
Oil & Gas Services — 0.7%
Halliburton Co.
	5.900% 09/15/18	2,040,000	2,235,461
Smith International, Inc.
	9.750% 03/15/19	1,855,000	2,243,624
Weatherford International Ltd.
	5.150% 03/15/13	4,500,000	4,625,163

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (CONTINUED)
Oil & Gas Services — (continued)
	7.000% 03/15/38	1,090,000	1,121,409
Oil & Gas Services Total			10,225,657
Pipelines — 1.3%
Enbridge Energy Partners LP
	7.500% 04/15/38	1,060,000	1,209,387
Energy Transfer Partners LP
	6.000% 07/01/13	3,195,000	3,351,143
	8.500% 04/15/14	2,175,000	2,513,334
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,275,000	1,347,149
	6.950% 01/15/38	1,945,000	2,105,752
ONEOK Partners LP
	6.850% 10/15/37	835,000	881,626
Plains All American Pipeline LP
	6.500% 05/01/18	3,325,000	3,576,782
TEPPCO Partners LP
	7.625% 02/15/12	1,311,000	1,437,723
TransCanada Pipelines Ltd.
	6.350% 05/15/67(a)	5,985,000	4,668,300
Pipelines Total			21,091,196
ENERGY TOTAL			57,400,875
FINANCIALS — 8.9%
Banks — 5.7%
ANZ National International Ltd.
	6.200% 07/19/13(b)	2,515,000	2,616,636
Bank of New York Mellon Corp.
	5.450% 05/15/19	5,530,000	5,829,378
Capital One Capital IV
	6.745% 02/17/37(a)	4,415,000	3,178,800
Capital One Capital V
	10.250% 08/15/39	1,980,000	2,014,650
Capital One Financial Corp.
	5.700% 09/15/11	3,135,000	3,243,342
	7.375% 05/23/14	825,000	894,387
Citigroup, Inc.
	5.000% 09/15/14	810,000	724,939
	6.125% 08/25/36	1,205,000	907,681
	6.875% 03/05/38	2,805,000	2,477,679
	8.125% 07/15/39	4,825,000	4,860,179
	8.500% 05/22/19	2,955,000	3,146,224

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
Comerica Bank
	5.200% 08/22/17	2,425,000	1,992,736
	5.750% 11/21/16	545,000	459,073
Deutsche Bank AG
	4.875% 05/20/13	5,880,000	6,143,118
Fifth Third Bank
	4.200% 02/23/10	2,565,000	2,585,943
JPMorgan Chase Capital XX
	6.550% 09/29/36	1,485,000	1,266,696
JPMorgan Chase Capital XXII
	6.450% 02/02/37	1,930,000	1,627,654
KeyBank NA
	5.800% 07/01/14	1,920,000	1,772,680
Keycorp
	6.500% 05/14/13(c)	4,180,000	4,150,840
Lloyds TSB Group PLC
	6.267% 12/31/49(a)(b)	1,425,000	598,500
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	2,490,000	2,293,345
Merrill Lynch & Co., Inc.
	5.700% 05/02/17(d)	3,850,000	3,396,558
	6.050% 08/15/12(d)	645,000	664,407
	6.150% 04/25/13(d)	2,200,000	2,259,704
	7.750% 05/14/38(d)	2,075,000	2,080,409
Morgan Stanley
	7.300% 05/13/19	2,755,000	3,103,395
National Australia Bank Ltd.
	5.350% 06/12/13(b)	3,530,000	3,723,042
National City Bank of Cleveland
	6.200% 12/15/11	715,000	741,667
National City Bank of Kentucky
	6.300% 02/15/11	1,275,000	1,289,308
National City Corp.
	4.900% 01/15/15	655,000	624,157
	6.875% 05/15/19	2,135,000	2,094,593
Northern Trust Co.
	6.500% 08/15/18	1,620,000	1,778,741
Northern Trust Corp.
	5.500% 08/15/13	1,865,000	2,018,335

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Banks — (continued)
Scotland International Finance No. 2
	4.250% 05/23/13(b)	1,700,000	1,423,502
Union Planters Corp.
	4.375% 12/01/10	1,665,000	1,612,937
USB Capital IX
	6.189% 04/15/42(a)	3,415,000	2,441,725
Wachovia Capital Trust III
	5.800% 03/29/49(a)	360,000	235,800
Wachovia Corp.
	5.500% 05/01/13	2,975,000	3,117,702
	5.750% 02/01/18	3,700,000	3,813,808
Banks Total			89,204,270
Diversified Financial Services — 0.7%
Ameriprise Financial, Inc.
	7.300% 06/28/19	2,485,000	2,647,330
Discover Financial Services
	10.250% 07/15/19	1,255,000	1,321,348
Eaton Vance Corp.
	6.500% 10/02/17	1,970,000	1,944,853
International Lease Finance Corp.
	4.875% 09/01/10	2,867,000	2,453,335
	5.650% 06/01/14	525,000	365,876
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13(e)(f)	6,620,000	1,175,050
	6.875% 05/02/18(e)(f)	505,000	89,638
Diversified Financial Services Total			9,997,430
Insurance — 2.0%
Hartford Life Global Funding Trusts
	0.799% 09/15/09(a)	3,530,000	3,528,863
ING Groep NV
	5.775% 12/29/49(a)	2,845,000	1,792,350
Liberty Mutual Group, Inc.
	7.500% 08/15/36(b)	4,615,000	3,369,712
Lincoln National Corp.
	8.750% 07/01/19	6,415,000	7,062,126
MetLife, Inc.
	10.750% 08/01/39	1,980,000	2,118,600
New York Life Global Funding
	4.650% 05/09/13(b)	1,600,000	1,641,973

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (CONTINUED)
Insurance — (continued)
Principal Life Income Funding Trusts
	5.300% 04/24/13	5,930,000	5,989,377
Prudential Financial, Inc.
	7.375% 06/15/19	5,855,000	6,204,315
Insurance Total			31,707,316
Real Estate Investment Trusts (REITs) — 0.2%
Camden Property Trust
	5.375% 12/15/13	1,744,000	1,606,212
Highwoods Properties, Inc.
	5.850% 03/15/17	995,000	811,801
Hospitality Properties Trust
	5.625% 03/15/17	1,665,000	1,285,025
Real Estate Investment Trusts (REITs) Total			3,703,038
Savings & Loans — 0.3%
Wachovia Mortgage FSB
	4.125% 12/15/09	3,905,000	3,950,255
Savings & Loans Total			3,950,255
FINANCIALS TOTAL			138,562,309
INDUSTRIALS — 1.5%
Aerospace & Defense — 0.4%
Boeing Co.
	6.000% 03/15/19	1,660,000	1,818,527
Raytheon Co.
	7.200% 08/15/27	2,595,000	3,068,595
United Technologies Corp.
	6.125% 02/01/19	355,000	399,009
Aerospace & Defense Total			5,286,131
Machinery — 0.5%
Caterpillar Financial Services Corp.
	4.250% 02/08/13	2,830,000	2,860,417
	5.450% 04/15/18	1,485,000	1,511,059
	6.200% 09/30/13	300,000	319,900
Caterpillar, Inc.
	8.250% 12/15/38	2,040,000	2,605,284
John Deere Capital Corp.
	4.950% 12/17/12	1,035,000	1,105,917
Machinery Total			8,402,577
Transportation — 0.6%
BNSF Funding Trust I
	6.613% 12/15/55(a)	800,000	640,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (CONTINUED)
Transportation — (continued)
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	1,260,000	1,527,259
Union Pacific Corp.
	5.700% 08/15/18	1,835,000	1,917,883
	6.650% 01/15/11	5,550,000	5,819,824
Transportation Total			9,904,966
INDUSTRIALS TOTAL			23,593,674
TECHNOLOGY — 0.5%
Networking Products — 0.2%
Cisco Systems, Inc.
	5.900% 02/15/39	2,900,000	3,081,584
Networking Products Total			3,081,584
Software — 0.3%
Oracle Corp.
	5.000% 01/15/11(c)	2,455,000	2,568,728
	6.500% 04/15/38	2,500,000	2,890,517
Software Total			5,459,245
TECHNOLOGY TOTAL			8,540,829
UTILITIES — 2.3%
Electric — 1.7%
American Electric Power Co., Inc.
	5.250% 06/01/15	1,465,000	1,461,184
Carolina Power & Light Co.
	5.125% 09/15/13	2,545,000	2,721,195
Commonwealth Edison Co.
	5.900% 03/15/36	790,000	826,126
	5.950% 08/15/16	2,825,000	3,051,585
	6.150% 09/15/17	1,200,000	1,316,071
	6.950% 07/15/18	1,575,000	1,722,820
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	1,330,000	1,564,405
Duke Energy Corp.
	5.300% 10/01/15	2,400,000	2,528,318
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	1,058,820
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	773,480	680,662
Hydro Quebec
	8.500% 12/01/29	1,195,000	1,573,960

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (CONTINUED)
Electric — (continued)
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	2,855,000	3,091,451
Oncor Electric Delivery Co.
	5.950% 09/01/13	2,370,000	2,550,395
Southern California Edison Co.
	5.000% 01/15/16	2,500,000	2,618,880
Electric Total			26,765,872
Gas — 0.6%
Atmos Energy Corp.
	6.350% 06/15/17	1,760,000	1,854,179
	8.500% 03/15/19	2,220,000	2,665,587
Nakilat, Inc.
	6.067% 12/31/33(b)	1,895,000	1,519,525
Sempra Energy
	6.500% 06/01/16	1,315,000	1,443,555
Southern California Gas Co.
	0.838% 12/01/09(a)	2,080,000	2,081,770
Gas Total			9,564,616
UTILITIES TOTAL			36,330,488

	Total Corporate Fixed-Income Bonds & Notes (cost of $368,053,421)		375,484,352
Government & Agency Obligations — 23.3%
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
European Investment Bank
	3.000% 04/08/14	3,295,000	3,319,433
	5.125% 05/30/17	5,935,000	6,420,204
Export-Import Bank of Korea
	5.500% 10/17/12	700,000	722,111
International Bank for Reconstruction & Development
	5.000% 04/01/16	10,570,000	11,499,431
Pemex Project Funding Master Trust
	5.750% 03/01/18	5,765,000	5,678,525
Province of Quebec
	4.625% 05/14/18	6,395,000	6,359,955
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			33,999,659
U.S. GOVERNMENT AGENCIES — 4.6%
Federal National Mortgage Association
	3.625% 08/15/11	45,000,000	47,185,965

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT AGENCIES — (CONTINUED)
Resolution Funding Corp., STRIPS
	(g) 10/15/19	11,225,000	7,157,408
	(g) 10/15/20	10,840,000	6,417,269
	(g) 01/15/21	19,755,000	11,528,524
U.S. GOVERNMENT AGENCIES TOTAL			72,289,166
U.S. GOVERNMENT OBLIGATIONS — 16.5%
U.S. Treasury Bonds
	3.500% 02/15/39	5,175,000	4,472,339
	4.250% 05/15/39	1,209,000	1,196,535
	4.500% 05/15/38(h)	10,660,000	10,989,799
	6.125% 11/15/27	19,500,000	24,045,937
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18	20,944,969	20,846,779
	3.000% 07/15/12	3,062,448	3,233,755
U.S. Treasury Notes
	0.875% 04/30/11	730,000	728,635
	1.875% 06/15/12	500,000	504,415
	2.625% 07/31/14(i)	183,525,000	184,314,157
	3.125% 05/15/19	9,030,000	8,750,612
U.S. GOVERNMENT OBLIGATIONS TOTAL			259,082,963

	Total Government & Agency Obligations (cost of $362,857,580)		365,371,788
Asset-Backed Securities — 10.1%
American Express Credit Account Master Trust
	0.328% 02/15/13(a)	7,460,000	7,380,443
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	1,169,690	1,171,826
Bay View Auto Trust
	5.310% 06/25/14	2,550,000	2,522,666
BMW Vehicle Lease Trust
	2.040% 04/15/11	5,175,000	5,192,991
Bombardier Capital Mortgage Securitization Corp.
	6.230% 04/15/28	2,355	1,936
Capital Auto Receivables Asset Trust
	5.500% 04/20/10(b)	1,235,668	1,235,668
	5.730% 03/15/11	4,000,000	3,466,801
Capital One Multi-Asset Execution Trust
	0.268% 08/15/12(a)	7,505,000	7,494,843
	4.850% 11/15/13	3,675,000	3,800,362

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	4.850% 02/18/14	9,330,000	9,643,717
	4.950% 08/15/12	6,215,000	6,266,076
Capital One Prime Auto Receivables Trust
	4.890% 01/15/12	4,196,239	4,276,277
Chase Issuance Trust
	0.538% 09/15/11(a)	17,310,000	17,306,773
	2.400% 06/17/13	7,705,000	7,720,364
Citibank Credit Card Issuance Trust
	0.743% 05/21/12(a)	2,405,000	2,388,973
CitiFinancial Mortgage Securities, Inc.
	2.645% 04/25/34	275,193	263,012
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	2,800,000	204,980
	5.666% 08/25/35	1,885,000	112,875
Daimler Chrysler Auto Trust
	4.940% 02/08/12	7,891,000	8,055,793
Discover Card Master Trust
	5.100% 10/15/13	6,640,000	6,881,558
Equity One ABS, Inc.
	0.625% 07/25/34(a)	416,020	163,599
First Plus Home Loan Trust
	7.720% 05/10/24	14,375	14,363
Ford Credit Auto Owner Trust
	5.150% 11/15/11	6,525,000	6,680,234
	5.160% 04/15/13	9,405,000	9,748,862
	5.680% 06/15/12	2,300,000	2,254,905
Franklin Auto Trust
	5.360% 05/20/16	4,980,000	4,935,941
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	3,966,000	4,012,716
GE Equipment Small Ticket LLC
	5.120% 06/22/15(b)	961,703	892,283
Green Tree Financial Corp.
	8.250% 07/15/27(a)	376,930	347,889
GSAA Trust
	4.316% 11/25/34(a)	954,710	900,785
Honda Auto Receivables Owner Trust
	2.310% 05/15/13	5,930,000	5,929,138
	2.790% 01/15/13	3,140,000	3,162,516
	4.470% 01/18/12	7,020,000	7,218,646

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Long Beach Auto Receivables Trust
	4.522% 06/15/12	1,410,058	1,397,992
Oakwood Mortgage Investors, Inc.
	7.100% 08/15/27	126,236	123,490
Origen Manufactured Housing
	4.490% 05/15/18	219,304	216,261
Residential Funding Mortgage Securities II, Inc.
	4.700% 08/25/34	303,139	285,468
USAA Auto Owner Trust
	4.280% 10/15/12	5,295,000	5,448,152
	4.900% 02/15/12	5,376,435	5,469,865
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	5,000,000	3,901,995

	Total Asset-Backed Securities (cost of $162,997,095)		158,493,034
Commercial Mortgage-Backed Securities — 9.7%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	14,889,000	14,983,950
	4.933% 02/13/42(a)	2,707,000	2,595,120
	5.145% 01/12/45	6,443,342	6,475,803
	5.588% 09/11/42	9,635,000	9,001,338
	5.742% 09/11/42(a)	2,540,000	2,266,055
Chase Commercial Mortgage Securities Corp.
	6.275% 02/12/16(a)(b)	12,585,000	13,019,427
Citigroup Commercial Mortgage Trust
	4.733% 10/15/41	3,765,000	3,381,203
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.225% 07/15/44(a)	8,510,000	8,404,647
Greenwich Capital Commercial Funding Corp.
	5.917% 07/10/38(a)	3,075,000	2,653,095
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.878% 01/15/42	2,000,000	1,779,144
	5.255% 07/12/37(a)	3,875,000	3,863,953
	5.440% 06/12/47	4,710,000	3,832,827
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	7,150,000	7,258,136
	5.124% 11/15/32(a)	6,865,000	6,894,522
	5.611% 04/15/41	3,213,796	3,278,000

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Merrill Lynch Mortgage Investors, Inc.
	I.O.,
	0.511% 12/15/30(a)	3,884,112	59,773
Merrill Lynch Mortgage Trust
	4.747% 06/12/43(a)	7,500,000	7,110,145
Morgan Stanley Capital I
	4.970% 12/15/41	7,949,000	7,720,042
	4.989% 08/13/42	3,940,000	3,782,779
	5.208% 11/14/42(a)	3,495,000	3,347,335
	5.328% 11/12/41	6,000,000	5,418,630
	5.447% 02/12/44(a)	2,785,000	2,261,025
Morgan Stanley Dean Witter Capital I
	4.920% 03/12/35	6,335,000	6,367,064
	5.080% 09/15/37	3,695,000	3,682,688
	5.980% 01/15/39	7,730,000	8,031,838
Wachovia Bank Commercial Mortgage Trust
	5.037% 03/15/42	5,560,000	5,606,547
	5.609% 03/15/45(a)	5,052,000	3,189,212
	5.726% 06/15/45	3,059,726	3,106,210
	5.997% 06/15/45	2,610,000	2,592,976

	Total Commercial Mortgage-Backed Securities (cost of $148,760,942)		151,963,484
Collateralized Mortgage Obligations — 0.4%
AGENCY — 0.4%
Federal Home Loan Mortgage Corp.
	I.O.,
	5.500% 05/15/27	127,194	1,167
Federal National Mortgage Association
	4.717% 08/25/12	3,623,105	3,833,621
	5.500% 09/25/35	2,641,395	2,698,309
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29(a)	7,187,685	47,210
	0.439% 03/15/28(a)	5,592,972	99,404
AGENCY TOTAL			6,679,711
NON - AGENCY — 0.0%
Countrywide Alternative Loan Trust
	5.500% 09/25/35	4,688,453	365,271
NON-AGENCY TOTAL			365,271

	Total Collateralized Mortgage Obligations (cost of $10,864,510)		7,044,982

		Par ($)	Value ($)
Municipal Bond — 0.2%
CALIFORNIA — 0.2%
CA State
	Series 2009,
	7.550% 04/01/39	2,360,000	2,465,067
CALIFORNIA TOTAL			2,465,067

	Total Municipal Bonds (cost of $2,219,941)		2,465,067
Short-Term Obligations — 2.2%
REPURCHASE AGREEMENT — 1.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 07/31/09, due 08/03/09, at 0.120%, collateralized by a U.S. Government Agency obligation maturing 05/07/12, market value $20,351,406 (repurchase proceeds $19,949,199)	19,949,000	19,949,000
REPURCHASE AGREEMENT TOTAL			19,949,000
U.S. GOVERNMENT AGENCIES — 0.9%
Federal National Mortgage Association
	4.600% 08/25/19(i)	5,585,000	5,636,661
	TBA:
	4.680% 09/25/19(i)	8,260,000	8,380,028
U.S. GOVERNMENT AGENCIES TOTAL			14,016,689

	Total Short-Term Obligations (cost of $33,826,571)		33,965,689

	Total Investments — 100.2% (cost of $1,553,433,328)(j)(k)		1,568,760,956

	Other Assets & Liabilities, Net — (0.2)%		(3,667,396)

	Net Assets — 100.0%		1,565,093,560

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Swap agreements are stated at fair value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

The Fund has implemented Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of July 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities	$—	$473,972,560	$—	$473,972,560
Corporate Fixed-Income Bonds & Notes
Basic Materials	—	12,816,654	—	12,816,654
Communications	—	46,546,296	—	46,546,296
Consumer Cyclical	—	16,216,826	578,748	16,795,574
Consumer Non-Cyclical	—	34,897,653	—	34,897,653
Energy	—	57,400,875	—	57,400,875
Financials	—	138,562,309	—	138,562,309
Industrials	—	23,593,674	—	23,593,674
Technology	—	8,540,829	—	8,540,829
Utilities	—	36,330,488	—	36,330,488
Total Corporate Fixed-Income Bonds & Notes	—	374,905,604	578,748	375,484,352
Government & Agency Obligations
Foreign Government Obligations	—	33,999,659	—	33,999,659
U.S. Government Agencies	—	72,289,166	—	72,289,166
U.S. Government Obligations	259,082,963	—	—	259,082,963
Total Government & Agency Obligations	259,082,963	106,288,825	—	365,371,788
Asset-Backed Securities	—	158,493,034	—	158,493,034
Commercial Mortgage-Backed Securities	—	151,963,484	—	151,963,484
Collateralized Mortgage Obligations
Agency	—	6,679,711	—	6,679,711
Non - Agency	—	365,271	—	365,271
Total Collateralized Mortgage Obligations	—	7,044,982	—	7,044,982
Municipal Bond	—	2,465,067	—	2,465,067
Short-Term Obligations	—	33,965,689	—	33,965,689
Total Investments	259,082,963	1,309,099,245	578,748	1,568,760,956
Credit default swap contracts	—	(397,677)	—	(397,677)
Futures contracts	11,364	—	—	11,364
Total	$259,094,327	$1,308,701,568	$578,748	$1,568,374,643

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ended July 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical
$485,617	$—	$—	$93,131	$—	$—	$—	$—	$578,748

$485,617	$—	$—	$93,131	$—	$—	$—	$—	$578,748

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at July 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $93,131.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2009.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities, which are not illiquid, except for the following, amounted to $62,266,537, which represents 4.0% of net assets.

Acquisition
Security	Date	Par	Cost	Value
Qatar Petroleum
5.579%, 05/30/11	06/04/09	$1,242,378	$1,242,378	$1,274,462

(c)	A portion of this security is pledged as collateral for credit default swap contracts. At July 31, 2009, the total market value of securities pledged amounted to $2,517,378.

(d)	Investments in affiliates during the three month period ended July 31, 2009:

	Security name: Merrill Lynch & Co., Inc., 5.700% 05/02/17

	Par as of 04/30/09:	$3,850,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 07/31/09:	$3,850,000
	Net realized gain (loss):	$—
	Interest income earned:	$54,863
	Value at end of period:	$3,396,558

	Security name: Merrill Lynch & Co., Inc., 6.050% 08/15/12

	Par as of 04/30/09:	$645,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 07/31/09:	$645,000
	Net realized gain (loss):	$—
	Interest income earned:	$9,756
	Value at end of period:	$664,407

	Security name: Merrill Lynch & Co., Inc., 6.150% 04/25/13

	Par as of 04/30/09:	$2,200,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 07/31/09:	$2,200,000
	Net realized gain (loss):	$—
	Interest income earned:	$33,825
	Value at end of period:	$2,259,704

	Security name: Merrill Lynch & Co., Inc., 7.750% 05/14/38

	Par as of 04/30/09:	$2,075,000
	Par purchased:	$—
	Par sold:	$—
	Par as of 07/31/09:	$2,075,000
	Net realized gain (loss):	$—
	Interest income earned:	$40,203
	Value at end of period:	$2,080,409

	As of 01/01/2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. At July 31, 2009, the value of these securities amounted to $1,264,688, which represents 0.1% of net assets.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $1,264,688, which represents 0.1% of net assets.

(g)	Zero coupon bond.

(h)	A portion of this security with a market value of $3,092,814 is pledged as collateral for open futures contracts.

(i)	Security purchased on a delayed delivery basis.

(j)	Cost for federal income tax purposes is $1,552,107,311.

(k)	Unrealized appreciation and depreciation at July 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$48,346,587	$(31,692,942)	$16,653,645

At July 31, 2009, the Fund has entered into the following credit default swap contracts:

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premiums Paid (Received)	Value of Contract

Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	$1,620,000	$(66,413)	$(39,358)

Barclays Capital	Macy’s, Inc.7.450% 07/15/17	Buy	5.000%	06/20/14	3,405,000	(138,492)	(200,872)

Barclays Capital	Limited Brands, Inc. 6.125% 12/01/12	Buy	6.150%	03/20/14	500,000	—	(70,731)

JPMorgan	Macy’s, Inc.7.450% 07/15/17	Buy	1.000%	06/20/14	5,070,000	424,408	(35,748)

Morgan Stanley	Limited Brands, Inc. 6.125% 12/01/12	Buy	5.270%	12/20/13	500,000	—	(50,968)
							$(397,677)

At July 31, 2009, cash of $270,000 was pledged as collateral for open credit default swap contracts.

At July 31, 2009, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation

2-Year U.S. Treasury Note	150	$32,486,719	$32,222,363	Sept - 2009	$264,356
5-Year U.S Treasury Note	600	69,229,688	67,705,090	Sept - 2009	1,524,598

					$1,788,954

At July 31, 2009, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation

10-Year U.S Treasury Note	450	$52,776,563	$50,998,973	Sept - 2009	$(1,777,590)

		Acronym	Name

		I.O.	Interest Only
		STRIPS	Separate Trading of Registered Interest and Principal of Securities
		TBA	To Be Announced

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	September 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	September 21, 2009